Investment Objectives and Goals	Aug. 25, 2026
F/m Accumulator BDC Fund
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section – F/m Accumulator BDC Fund (BDCA)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The investment objective of the F/m Accumulator BDC Fund (the “F/m Accumulator BDC Fund” or the “Fund”) is to generate total returns through exposure to publicly-traded business development companies, while minimizing dividend and/or distribution payments.

F/m Accumulator Mortgage REIT Fund
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION – F/m Accumulator Mortgage REIT Fund (MBSA)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The investment objective of the F/m Accumulator Mortgage REIT Fund (the “F/m Accumulator Mortgage REIT Fund” or the “Fund”) is to generate total returns through exposure to publicly-traded mortgage real estate investment trusts, while minimizing dividend and/or distribution payments.

F/m Accumulator Equity REIT Fund
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION – F/m Accumulator Equity REIT Fund (RETA)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The investment objective of the F/m Accumulator Equity REIT Fund (the “F/m Accumulator Equity REIT Fund” or the “Fund”) is to generate total returns through exposure to publicly-traded equity real estate investment trusts, while minimizing dividend and/or distribution payments.

F/m Accumulator High Dividend Payers Fund
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION – F/m Accumulator High Dividend Payers Fund (DVDA)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The investment objective of the F/m Accumulator High Dividend Payers Fund (the “Fund”) is to generate total return by providing exposure to securities of U.S. companies that have dividend yields that, on average, exceed the average dividend yield of companies included in the S&P 500 Index and have increased their dividend payments to shareholders over a five (5) year period, while minimizing dividend and/or distribution payments to Fund shareholders.

F/m Accumulator High Dividend Payers Growth Fund
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION – F/m Accumulator High Dividend Payers Growth Fund [XXXX]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The investment objective of the F/m Accumulator High Dividend Payers Growth Fund (the “Fund”) is to generate total return by providing exposure to securities of U.S. companies that have dividend yields that, on average, exceed the average dividend yield of companies included in the S&P 500 Index and have increased their absolute dividend per share over a five year period, while minimizing dividend and/or distribution payments.